SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allocation of Purchase Price of Acquired Assets [Abstract]
Initial purchase price allocation subject to change, period	1 year
Revenue Recognition [Abstract]
Future minimum rental payments to be received from noncancelable operating leases - fiscal 2014	$ 11,300,000
Future minimum rental payments to be received from noncancelable operating leases - fiscal 2013	55,000
Tenant Receivable [Abstract]
Allowance for uncollectable receivables	8,200	200
Deferred Offering Costs [Abstract]
Advanced deferred offering cost	3,015,000	4,243,000
Income Taxes [Abstract]
Minimum percentage distribution (in hundredths)	90.00%
Number of years entity may be precluded from REIT qualifications (in years)	4 years
Common Stock [Member] | Dividend Distribution One [Member]
Earnings Per Share [Abstract]
Number of stock distributions	7
Common stock dividend rate (in hundredths)	1.50%
Common Stock [Member] | Dividend Distribution Two [Member]
Earnings Per Share [Abstract]
Number of stock distributions	1
Common stock dividend rate (in hundredths)	0.75%
Advisor [Member]
Deferred Offering Costs [Abstract]
Advanced deferred offering cost	5,900,000
Reimbursement of offering cost	5,900,000	1,400,000
Heatherwood Apartments [Member]
Impairment of Long Lived Assets [Abstract]
Loss on property impairment	$ 400,000